Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	13,839	53,122
Accounts receivable, net (note 4)	156,712	88,359
Natural gas in storage (note 1(g))	25,609	19,279
Supplies and consumables inventory	7,924	4,233
Regulatory assets (note 7)	34,643	10,644
Due from related parties (note 21)	0	816
Prepaid expenses	11,341	10,861
Notes receivable (note 8)	598	537
Deferred tax asset (note 19)	19,652	10,567
Income tax receivable (note 19)	379	556
Derivative instruments (note 26)	9,176	7,020
Assets held for sale (note 20)	23,927	26,900
Assets, Current, Total	303,800	232,894
Property, plant and equipment (note 5)	2,708,704	2,086,278
Intangible assets (note 6)	54,416	56,781
Assets held for sale (note 20)	0	76,437
Goodwill (note 6)	84,647	61,459
Regulatory assets (note 7)	155,705	123,748
Derivative instruments (note 26)	27,123	6,230
Long-term investments and notes receivable (note 8)	32,746	37,646
Deferred non-current income tax asset (note 19)	86,632	77,497
Other assets (note 13)	18,784	20,020
Assets	3,472,557	2,778,990
Current liabilities:
Accounts payable	14,489	34,271
Accrued liabilities	142,414	95,708
Due to related parties (note 21)	0	1,811
Dividends payable (note 18)	17,535	15,498
Regulatory liabilities (note 7)	21,632	8,626
Long term liabilities (note 9)	8,339	1,768
Pension and other post-employment benefits (note 11)	305	0
Other long term liabilities (note 14)	7,451	4,352
Advances in aid of construction (note 1(o))	1,239	591
Derivative instruments (note 26)	2,492	2,211
Environmental obligations (note 23(a)(ii))	10,111	2,523
Preferred shares series C (note 12)	1,038	0
Liabilities held for sale (note 20)	1,471	1,211
Income tax liability (note 19)	5,159	539
Deferred credits (note 19)	7,778	5,754
Deferred income tax liability (note 19)	2,308	1,133
Liabilities, Current, Total	243,761	175,996
Long-term liabilities (note 9)	1,247,249	769,058
Convertible debentures (note 10)	0	960
Advances in aid of construction (note 1(o))	77,697	71,626
Regulatory liabilities (note 7)	101,657	82,050
Deferred income tax liability (note 19)	137,153	100,798
Derivative instruments (note 26)	13,729	15,605
Deferred credits (note 19)	17,115	25,816
Pension and other post-employment benefits (note 11)	70,532	59,246
Environmental obligation (note 23(a)(ii))	59,444	54,817
Other long-term liabilities (note 14)	20,492	20,889
Preferred shares series C (note 12)	17,767	0
Liabilities, Noncurrent, Total	1,762,835	1,200,865
Equity:
Preferred shares (note 15(b))	116,546	116,546
Common shares (note 15(a))	1,351,264	1,245,326
Subscription receipts (note 15(a)(ii))	0	61,160
Additional paid-in capital	7,313	5,224
Deficit	(488,406)	(406,143)
Accumulated other comprehensive loss (note 16)	(31,410)	(104,867)
Total Equity attributable to shareholders of Algonquin Power & Utilities Corp.	955,307	917,246
Noncontrolling interests	510,654	484,883
Total Equity	1,465,961	1,402,129
Commitments and contingencies (note 23)
Liabilities and Equity, Total	3,472,557	2,778,990